ENTITY-WIDE DISCLOSURE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Revenues from major customers	$ 189,197		$ 139,975	$ 103,713
Revenue | Customer A
Revenue, Major Customer [Line Items]
Percent of total revenues	30.00%		31.00%	33.00%
Revenue | Customer B
Revenue, Major Customer [Line Items]
Percent of total revenues	15.00%		15.00%	23.00%
Revenue | Customer C
Revenue, Major Customer [Line Items]
Percent of total revenues		[1]	12.00%	11.00%

[1]	Less than 10%.